Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	£ 694	£ 824
Royalty advances	1	1
Prepayments	233	200
Investment in finance lease receivable current	18	17
Accrued income	13	15
Other receivables	91	82
Trade and other current receivables	1,050	1,139
Non-current
Trade receivables	1	1
Royalty advances	4	5
Prepayments	8	12
Investment in finance lease receivable noncurrent	82	104
Accrued income	2	2
Interest receivable	3	3
Other receivables	35	12
Trade and other non current receivables	£ 135	£ 139